TRADE AND OTHER RECEIVABLES (Schedule of Future Minimum Finance Lease Receivables) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	$ 602,000	$ 1,006,000
Unearned income	309,000	500,000
Finance lease receivable	293,000	506,000
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	292,000	415,000
Unearned income	150,000	200,000
Finance lease receivable	142,000	215,000
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Gross investment	310,000	591,000
Unearned income	159,000	300,000
Finance lease receivable	$ 151,000	$ 291,000